Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Accrued compensation and related benefits		$ 3,777	$ 2,764
Finance lease obligations, non-current		162	235
Other		9	9
Other liabilities	$ 4,233	$ 3,948	$ 3,008